INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Acquired Intangible assets

	December 31,	December 31,
	2022	2021

Patents	$1,668,614	$1,378,836
Licensed software	25,473,373	28,270,157
Software development costs	118,139	129,051
Less: accumulated amortization	(8,602,749)	(8,229,006)
Less: impairment	(14,006,405)	(14,632,931)
Intangible assets, net	$4,650,972	$6,916,107

Schedule of estimated amortization

For the year ended December 31	Estimated amortization expense
2023	$1,935,939
2024	1,225,042
2025	710,660
2026	69,249
2027	63,670
Thereafter	646,412
Total	$4,650,972